Land Use Right, Net - Schedule of Land Use Right, Net (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Schedule of Land Use Right, Net [Abstract]
Land use rights	$ 1,252,689	$ 1,214,624
Less: accumulated amortization	(128,055)	(111,822)
Land use right, net	$ 1,124,634	$ 1,102,802